Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets	Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year:
USD
At January 1, 2022	169,769
Additions during the year	247,789
Depreciation expense (note 8)	(121,020)
At December 31, 2022	296,538

Depreciation expense (note 8)	(154,247)
At December 31, 2023	142,291

Schedule of Carrying Amounts of Lease Liabilities	Set out below are the carrying amounts of lease liabilities and the movements during the period:
	2023	2022
	USD	USD

As at January 1	357,044	240,200
Additions during the year	-	247,789
Accretion of interest (note 9)	40,070	58,610
Payments	(233,612)	(189,555)
As at December 31	163,502	357,044
	2023	2022
	USD	USD

Current	105,065	188,245
Non-current	58,437	168,799
	163,502	357,044

Schedule of Maturity Analysis of Lease Liabilities	The maturity analysis of lease liabilities is disclosed in Note 29
	2023	2022	2021
	USD	USD	USD

Depreciation expense of right-of-use assets (note 8)	154,247	121,020	84,884
Interest expense on lease liabilities (note 9)	40,070	58,610	57,779
Expenses relating to short-term lease (note 8)	670,557	514,643	474,865
Total amount recognized in profit or loss	864,874	694,273	617,528